September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Index Retirement Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock LifePath® Index Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 40.0%
iShares Core MSCI Total International Stock ETF(b)(c)	20,769,607	$ 1,715,154,146
iShares Enhanced Roll Yield Index Fund(b)	26,474,378	291,482,906
iShares FTSE NAREIT All Equity REITs Index Fund(b)	8,092,861	78,177,039
iShares Global Infrastructure ETF(b)	3,278,322	200,371,041
Large Cap Index Master Portfolio	$3,056,565,208	3,056,565,208
Master Small Cap Index Series	$68,639,959	68,639,959
		5,410,390,299
Fixed-Income Funds — 59.9%
iShares 0-5 Year TIPS Bond ETF(b)(c)	12,706,870	1,313,382,083
iShares U.S. Intermediate Credit Bond Index Fund(b)	91,976,992	940,924,632
iShares U.S. Intermediate Government Bond Index Fund(b)	281,111,651	2,813,927,626
iShares U.S. Long Credit Bond Index Fund(b)	33,951,484	314,051,224
iShares U.S. Long Government Bond Index Fund(b)	117,907,878	926,755,924
iShares U.S. Securitized Bond Index Fund(b)	185,857,023	1,791,661,700
		8,100,703,189

Security	Shares	Value
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(a)(b)(d)	86,621,119	$ 86,664,429
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(a)(b)	15,919,060	15,919,060
		102,583,489
Total Investments — 100.7% (Cost: $10,083,692,347)		13,613,676,977
Liabilities in Excess of Other Assets — (0.7)%		(96,674,812)
Net Assets — 100.0%		$ 13,517,002,165

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 205,121,994	$ —	$ (118,483,365)(a)	$ 17,179	$ 8,621	$ 86,664,429	86,621,119	$ 79,371 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	15,919,060 (a)	—	—	—	15,919,060	15,919,060	444,331	—
iShares 0-5 Year TIPS Bond ETF	1,209,400,323	257,723,070	(191,332,058)	2,633,668	34,957,080	1,313,382,083	12,706,870	37,199,160	—
iShares Core MSCI Total International Stock ETF	1,534,541,191	209,307,263	(389,666,086)	47,017,689	313,954,089	1,715,154,146	20,769,607	25,909,204	—
iShares Enhanced Roll Yield Index Fund	277,676,133	13,215,726	(28,677,292)	1,180,579	28,087,760	291,482,906	26,474,378	—	—
iShares FTSE NAREIT All Equity REITs Index Fund	109,134,156	2,934,392	(36,480,530)	(2,497,298)	5,086,319	78,177,039	8,092,861	1,547,220	—
iShares Global Infrastructure ETF	169,412,454	20,995,840	(18,878,679)	279,743	28,561,683	200,371,041	3,278,322	3,199,908	—
iShares TIPS Bond ETF(c)	179,756,456	—	(180,011,596)(a)	1,843,938	(1,588,798)	—	—	—	—
iShares U.S. Intermediate Credit Bond Index Fund	1,113,743,389	90,296,106	(293,371,446)	712,331	29,544,252	940,924,632	91,976,992	33,225,254	—
iShares U.S. Intermediate Government Bond Index Fund	2,219,788,941	792,818,343	(258,408,749)	(2,557,216)	62,286,307	2,813,927,626	281,111,651	62,667,820	—
iShares U.S. Long Credit Bond Index Fund	410,844,243	28,361,551	(134,852,718)	(16,503,467)	26,201,615	314,051,224	33,951,484	14,451,905	—
iShares U.S. Long Government Bond Index Fund	1,165,004,819	84,016,550	(349,361,906)	(91,593,845)	118,690,306	926,755,924	117,907,878	33,673,721	—
iShares U.S. Securitized Bond Index Fund	1,821,616,164	131,107,724	(226,936,545)	(13,189,213)	79,063,570	1,791,661,700	185,857,023	51,652,778	—

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Index Retirement Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 3,170,719,532	$ — (d)	$ (497,856,704)(a)	$ 46,344,278	$ 337,358,102	$ 3,056,565,208	$3,056,565,208	$ 29,531,745	$ —
Master Small Cap Index Series	71,318,515	— (d)	(8,884,482)(a)	2,216,525	3,989,401	68,639,959	$68,639,959	571,000	—
				$ (24,095,109)	$ 1,066,200,307	$ 13,613,676,977		$ 294,153,417	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,285,185,132	$ —	$ —	$ 2,285,185,132
Fixed-Income Funds	8,100,703,189	—	—	8,100,703,189
Money Market Funds	102,583,489	—	—	102,583,489
	$10,488,471,810	$—	$—	10,488,471,810
Investments Valued at NAV(a)				3,125,205,167
				$ 13,613,676,977

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
Portfolio Abbreviation (continued)
MSCI	Morgan Stanley Capital International
Schedule of Investments